Revenue	6 Months Ended
Jun. 30, 2015
Revenue [Abstract]
REVENUE
3.	REVENUE

Since its formation in December 2014, Tempus has engaged in marketing and negotiation efforts intended to reduce its current business opportunities to signed contracts and to identify and develop additional opportunities, and expects to be able to make public announcements in the near future and on an ongoing basis regarding the signing of additional contracts, the awarding of bids and the acceptance of new proposals, as and to the extent these developments occur. As of June 30, 2015, Tempus has supported various customers with short term efforts, and ongoing signed contracts, submitted bids and other business opportunities are set forth below.

Ongoing Signed Contracts

●	Aircraft management contracts. Revenues earned based on fixed expenses and fees plus variable expenses and fees tied to actual aircraft flight hours. Estimated revenues of $600,000 - $1,000,000 monthly.
●	Provision of leased aircraft to the head of a U.S. government agency. Revenues earned based on the number of aircraft flight hours. Estimated revenues of $4.3 million annually for at least 2-3 years.

Contracts Signed but not yet commenced

●	1 U.S. contract (classified). Revenue earned per task order. Estimated revenues of $5 million annually for at least 3-5 years.
●	PC-12 ISR aircraft lease to a U.S. state law enforcement agency for a 5-year period. Estimated revenues of $7.2 million over 5 years.

Contracts Awarded and in Final Negotiation

●	1 U.S. contract (classified). Estimated revenues of $40 million annually for at least 3 to 5 years.

Bids Submitted

●	NATO member country ISR aircraft; bid to provide modified special mission aircraft as well as training and maintenance support (submitted).
●	Head of state aircraft interior completion (submitted).
●	Ultra high net worth individual aircraft interior completion (submitted).
●	Provision of a leased aircraft to a U.S. government agency (submitted).

The estimated potential value if Tempus wins all of the above submitted bids is approximately $400 million over 5 years. Tempus has been named as the preferred bidder for the NATO member country ISR aircraft. The Company expects Tempus to be awarded the contract if and when it is able to finalize remaining administrative and contractual terms.